Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Derivative [Line Items]
Carrying amount of the hedged liabilities	¥ 3,493	¥ 3,057
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities	113	122
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 3	¥ 3
Long-term borrowings [Member]
Derivative [Line Items]
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term borrowings	Long-term borrowings
Carrying amount of the hedged liabilities	¥ 3,493	¥ 3,057
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities	113	122
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 3	¥ 3